Investment Portfolioas of June 30, 2022 (Unaudited)
DWS Small Cap Core Fund
	Shares	Value ($)

Common Stocks 86.6%
Communication Services 2.9%
Diversified Telecommunication Services 0.6%
IDT Corp. "B"*	70,000	1,760,500
Liberty Latin America Ltd. "A"*	50,000	390,000
Liberty Latin America Ltd. "C"*	51,111	398,155
		2,548,655
Interactive Media & Services 1.5%
Ziff Davis, Inc.*	80,000	5,962,400
Media 0.8%
Thryv Holdings, Inc.*	150,000	3,358,500
Consumer Discretionary 9.4%
Auto Components 0.7%
Linamar Corp.	70,000	2,965,973
Diversified Consumer Services 4.3%
Stride, Inc.*	425,000	17,335,750
Hotels, Restaurants & Leisure 2.0%
International Game Technology PLC	175,000	3,248,000
Papa John's International, Inc.	55,000	4,593,600
		7,841,600
Household Durables 1.8%
Installed Building Products, Inc.	55,000	4,573,800
LGI Homes, Inc.*	30,000	2,607,000
		7,180,800
Specialty Retail 0.6%
Camping World Holdings, Inc. "A" (a)	100,000	2,159,000
Leslie's, Inc.*	11,950	181,401
		2,340,401
Consumer Staples 1.8%
Personal Products
Medifast, Inc.	40,000	7,220,400
Energy 8.3%
Energy Equipment & Services 0.5%
Liberty Energy, Inc.*	150,000	1,914,000
Oil, Gas & Consumable Fuels 7.8%
Antero Resources Corp.*	300,000	9,195,000
California Resources Corp.	110,000	4,235,000
Crescent Energy Co. "A" (a)	572,670	7,146,921
Kosmos Energy Ltd.*	350,000	2,166,500

Northern Oil and Gas, Inc.	100,000	2,526,000
PDC Energy, Inc.	100,000	6,161,000
		31,430,421
Financials 13.0%
Banks 7.0%
Cadence Bank	172,500	4,050,300
First BanCorp.	475,000	6,132,250
Frontier Acquisition Corp.*	100,000	984,000
Hancock Whitney Corp.	85,000	3,768,050
OFG Bancorp. (a)	340,000	8,636,000
The Bancorp, Inc.*	75,000	1,464,000
UMB Financial Corp.	35,000	3,013,500
		28,048,100
Capital Markets 1.6%
Blucora, Inc.*	248,858	4,593,919
Moelis & Co. "A"	50,000	1,967,500
		6,561,419
Consumer Finance 0.6%
Navient Corp.	175,000	2,448,250
Insurance 1.5%
Argo Group International Holdings Ltd.	42,770	1,576,502
eHealth, Inc.*	125,000	1,166,250
Selective Insurance Group, Inc.	35,000	3,042,900
		5,785,652
Thrifts & Mortgage Finance 2.3%
Essent Group Ltd.	53,200	2,069,480
Walker & Dunlop, Inc.	75,000	7,225,500
		9,294,980
Health Care 14.1%
Biotechnology 1.5%
Anavex Life Sciences Corp.* (a)	75,000	750,750
Ligand Pharmaceuticals, Inc.*	20,000	1,784,400
NeuBase Therapeutics, Inc.*	100,000	105,000
Travere Therapeutics, Inc.*	131,194	3,178,830
		5,818,980
Health Care Equipment & Supplies 0.1%
OraSure Technologies, Inc.*	150,000	406,500
Health Care Providers & Services 10.8%
AMN Healthcare Services, Inc.*	50,000	5,485,500
Brookdale Senior Living, Inc.*	425,000	1,929,500
Cross Country Healthcare, Inc.*	650,000	13,539,500
ModivCare, Inc.*	56,844	4,803,318
Molina Healthcare, Inc.*	18,000	5,032,980
Option Care Health, Inc.*	175,000	4,863,250
Owens & Minor, Inc.	150,000	4,717,500
RadNet, Inc.*	165,000	2,851,200
		43,222,748
Health Care Technology 0.1%
Pear Therapeutics, Inc.* (a)	350,000	539,000

Pharmaceuticals 1.6%
ANI Pharmaceuticals, Inc.*	50,000	1,483,500
Avadel Pharmaceuticals PLC (ADR)* (a)	125,000	305,000
Axsome Therapeutics, Inc.* (a)	30,000	1,149,000
Pacira BioSciences, Inc.*	60,000	3,498,000
		6,435,500
Industrials 16.2%
Aerospace & Defense 1.0%
Ducommun, Inc.*	95,000	4,088,800
Building Products 2.5%
Builders FirstSource, Inc.*	115,000	6,175,500
Masonite International Corp.*	50,000	3,841,500
		10,017,000
Commercial Services & Supplies 1.6%
Atento SA*	131,828	1,316,949
Interface, Inc.	215,000	2,696,100
The Brink's Co.	39,000	2,367,690
		6,380,739
Electrical Equipment 0.6%
Allied Motion Technologies, Inc.	43,248	987,784
Thermon Group Holdings, Inc.*	100,000	1,405,000
		2,392,784
Professional Services 1.2%
ManTech International Corp. "A"	40,000	3,818,000
Mistras Group, Inc.*	156,100	927,234
		4,745,234
Trading Companies & Distributors 9.3%
H&E Equipment Services, Inc.	110,000	3,186,700
Rush Enterprises, Inc. "A"	75,000	3,615,000
Titan Machinery, Inc.*	200,000	4,482,000
Veritiv Corp.*	199,600	21,666,580
WESCO International, Inc.*	40,000	4,284,000
		37,234,280
Information Technology 9.6%
Communications Equipment 1.1%
Calix, Inc.*	125,000	4,267,500
Electronic Equipment, Instruments & Components 0.2%
Benchmark Electronics, Inc.	44,075	994,332
IT Services 2.1%
Cantaloupe, Inc.*	235,000	1,316,000
EVERTEC, Inc.	193,401	7,132,629
		8,448,629
Semiconductors & Semiconductor Equipment 2.5%
CMC Materials, Inc.	26,000	4,536,740
Kulicke & Soffa Industries, Inc.	125,000	5,351,250
		9,887,990
Software 3.7%
Agilysys, Inc.*	140,000	6,617,800
Consensus Cloud Solutions, Inc.*	26,666	1,164,771

CoreCard Corp.* (a)	19,005	463,912
Verint Systems, Inc.*	160,000	6,776,000
		15,022,483
Materials 2.4%
Chemicals 1.8%
Huntsman Corp.	200,000	5,670,000
Tronox Holdings PLC "A"	100,000	1,680,000
		7,350,000
Metals & Mining 0.6%
Cleveland-Cliffs, Inc.*	150,000	2,305,500
Real Estate 4.0%
Equity Real Estate Investment Trusts (REITs)
CatchMark Timber Trust, Inc. "A"	200,000	2,012,000
Community Healthcare Trust, Inc.	65,000	2,353,650
Farmland Partners, Inc.	600,000	8,280,000
Phillips Edison & Co., Inc.	100,000	3,341,000
		15,986,650
Utilities 4.9%
Electric Utilities 3.8%
IDACORP, Inc.	75,000	7,944,000
PNM Resources, Inc.	150,000	7,167,000
		15,111,000
Multi-Utilities 1.1%
NorthWestern Corp.	75,000	4,419,750
Total Common Stocks (Cost $251,845,033)		347,312,700

	Principal Amount ($)	Value ($)

Convertible Bonds 0.1%
Energy
ION Geophysical Corp., 8.0%, 12/15/2025* (Cost $1,133,000)	1,133,000	486,693

	Shares	Value ($)

Exchange-Traded Funds 1.6%
Direxion Daily Small Cap Bear 3X Shares* (a) (Cost $4,667,949)	135,000	6,297,750

	Contracts/ Notional Amount	Value ($)

Put Options Purchased 0.5%
Exchange-Traded Options
iShares Russell 2000 ETF, Expiration Date 12/15/2023, Strike Price $180.0	1 100	2,468
iShares Russell 2000 ETF, Expiration Date 12/15/2023, Strike Price $170.0	1,000 100,000	1,971,000
Total Put Options Purchased (Cost $2,023,589)		1,973,468

	Shares	Value ($)

Securities Lending Collateral 5.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (b) (c) (Cost $21,483,205)	21,483,205	21,483,205

Cash Equivalents 11.7%
DWS Central Cash Management Government Fund, 1.36% (b) (Cost $46,835,592)	46,835,592	46,835,592

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $327,988,368)	105.9	424,389,408
Other Assets and Liabilities, Net	(5.9)	(23,528,026)
Net Assets	100.0	400,861,382
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 5.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (b) (c)
44,455,761	—	22,972,556 (d)	—	—	218,019	—	21,483,205	21,483,205
Cash Equivalents 11.7%
DWS Central Cash Management Government Fund, 1.36% (b)
20,704,388	111,344,055	85,212,851	—	—	83,255	—	46,835,592	46,835,592
65,160,149	111,344,055	108,185,407	—	—	301,274	—	68,318,797	68,318,797

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2022 amounted to $20,772,427, which is 5.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.

ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$347,312,700	$—	$—	$347,312,700
Convertible Bonds	—	486,693	—	486,693
Exchange-Traded Funds	6,297,750	—	—	6,297,750
Put Options Purchased	1,973,468	—	—	1,973,468
Short-Term Investments (a)	68,318,797	—	—	68,318,797
Total	$423,902,715	$486,693	$—	$424,389,408

(a)	See Investment Portfolio for additional detailed categorizations.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Options
Equity Contracts	$ (50,121)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSCCF-PH3
R-080548-1 (1/23)